UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2011, is filed herewith

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—94.8%

	Austria—1.0%
88,700	Erste Group Bank AG	$2,262,201

	Belgium—2.0%
83,600	Anheuser-Busch InBev NV	4,437,415

	Brazil—6.2%
272,100	Banco Bradesco SA	4,010,047
59,100	Fibria Celulose SA, SP ADR	447,387
190,700	Itau Unibanco Holding SA, ADR (Preference)	2,959,664
336,700	Petroleo Brasileiro SA	3,420,274
76,300	Suzano Papel e Celulose SA	339,246
114,000	Vale SA	2,378,524
		13,555,142
	China—2.8%
773,000	China Life Insurance Co., Ltd.	1,838,184
321,200	China Pacific Insurance Group Co., Ltd.	925,713
2,780,000	PetroChina Co., Ltd.	3,360,437
		6,124,334
	Denmark—3.8%
300	AP Moller - Maersk A/S	1,762,266
66,200	Novo Nordisk A/S	6,602,401
		8,364,667
	France—12.1%
34,500	Accor SA	918,669
235,700	AXA SA	3,066,427
54,400	Cie de St-Gobain	2,075,431
68,800	Danone	4,229,360
29,300	Essilor International SA	2,107,048
68,100	JCDecaux SA*	1,690,155
18,100	L’Oreal SA	1,765,703
47,200	Pernod-Ricard SA	3,695,412
65,000	Schneider Electric SA	3,478,509
19,900	Unibail-Rodamco SE, REIT	3,550,891
		26,577,605
	Germany—6.6%
37,587	Allianz SE, Registered	3,522,999
78,971	Daimler AG, Registered	3,512,191
37,600	Linde AG	5,031,385
45,053	SAP AG	2,292,397
		14,358,972
	Hong Kong—3.6%
264,000	Cheung Kong Holdings, Ltd.	2,870,283
422,500	China Mobile, Ltd.	4,132,741

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
278,000	Hang Lung Properties, Ltd.	$835,977
		7,839,001
	Ireland—1.0%
137,287	CRH Plc	2,135,012

	Japan—7.5%
111,500	Canon, Inc.	5,062,773
35,400	FANUC Corp.†	4,876,204
1,000	Japan Tobacco, Inc.†	4,677,556
78,400	Komatsu, Ltd.†	1,690,308
		16,306,841
	Malaysia—2.6%
1,062,500	Genting Bhd	3,004,920
996,100	Sime Darby Bhd	2,616,890
		5,621,810
	Norway—1.3%
126,800	Statoil ASA	2,720,858

	Singapore—2.4%
302,000	DBS Group Holdings, Ltd.	2,708,049
204,000	United Overseas Bank, Ltd.	2,623,189
		5,331,238
	Spain—2.1%
231,600	Banco Santander SA	1,893,536
144,200	Telefonica SA	2,763,563
		4,657,099
	Sweden—6.2%
307,000	Atlas Copco AB†	5,434,055
167,700	Investor AB	2,951,115
257,949	Sandvik AB	2,972,407
223,900	Volvo AB	2,199,544
		13,557,121
	Switzerland—14.1%
186,900	ABB, Ltd., Registered*	3,197,088
73,500	Cie Financiere Richemont SA	3,274,081
57,900	Holcim, Ltd., Registered*	3,072,626
94,300	Nestle SA, Registered	5,191,468
73,700	Novartis AG, Registered	4,117,005
34,000	Roche Holding AG	5,491,409
13,300	Syngenta AG, Registered*	3,456,243
270,155	UBS AG, Registered*	3,090,185
		30,890,105
	Taiwan—1.0%
199,600	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	2,281,428

	United Kingdom—18.5%
106,017	Anglo American Plc	3,648,154

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
211,100	BG Group Plc	$4,040,162
132,000	BHP Billiton Plc	3,526,238
157,000	British American Tobacco Plc	6,629,373
241,300	Diageo Plc	4,600,774
141,321	Imperial Tobacco Group Plc	4,769,244
232,742	Rolls-Royce Holdings Plc*	2,139,538
124,598	Royal Dutch Shell Plc	3,842,257
178,685	Standard Chartered Plc	3,564,940
298,113	Xstrata Plc	3,764,478
		40,525,158

	TOTAL FOREIGN COMMON STOCKS (Cost $254,276,224)	207,546,007

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—8.6%

$9,040,654	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2011	9,040,654

Shares
9,882,645	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	9,882,645

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,923,299)	18,923,299

	TOTAL INVESTMENTS AT MARKET VALUE—103.4% (Cost $273,199,523)	226,469,306
	Liabilities in Excess of Other Assets—(3.4)%	(7,505,693)
	NET ASSETS—100.0%	$218,963,613

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                              Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1).

††                         Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2011, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	9.1%
Oil, Gas and Consumable Fuels	7.9%
Machinery	7.8%
Pharmaceuticals	7.4%
Tobacco	7.3%
Metals and Mining	6.1%
Beverages	5.8%
Food Products	4.3%
Insurance	4.3%
Chemicals	3.9%
Electrical Equipment	3.1%
Construction Materials	2.4%
Office Electronics	2.3%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.8%
Real Estate Management and Development	1.7%
Automobiles	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Textiles, Apparel and Luxury Goods	1.5%
Capital Markets	1.4%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.3%
Industrial Conglomerates	1.2%
Aerospace & Defense	1.0%
Health Care Equipment and Supplies	1.0%
Semiconductors and Semiconductor Equipment	1.0%
Software	1.0%
Building Products	0.9%
Marine	0.8%
Media	0.8%
Personal Products	0.8%
Paper and Forest Products	0.4%
Short-Term Investments	8.6%
Total	103.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Shares		Value (Note 1)

	COMMON STOCKS—99.3%

	Air Freight and Logistics—3.4%
78,950	Expeditors International of Washington, Inc.	$3,201,423

	Beverages—2.2%
63,500	SABMiller Plc, SP ADR	2,053,590

	Biotechnology—6.1%
92,100	Celgene Corp.*	5,702,832

	Capital Markets—1.8%
17,100	Franklin Resources, Inc.	1,635,444

	Chemicals—2.5%
25,100	Praxair, Inc.†	2,346,348

	Communications Equipment—2.1%
27,600	F5 Networks, Inc.†, *	1,960,980

	Computers and Peripherals—10.7%
20,125	Apple, Inc.*	7,671,247
67,700	NetApp, Inc.*	2,297,738
		9,968,985
	Energy Equipment and Services—7.3%
65,700	Baker Hughes, Inc.	3,032,712
63,000	Schlumberger, Ltd.	3,762,990
		6,795,702
	Food Products—2.9%
48,500	Nestle SA, SP ADR	2,672,350

	Health Care Equipment and Supplies—2.2%
5,700	Intuitive Surgical, Inc.†, *	2,076,396

	Hotels, Restaurants & Leisure—8.7%
46,700	Las Vegas Sands Corp.*	1,790,478
80,600	Starbucks Corp.	3,005,574
66,800	Yum! Brands, Inc.	3,299,252
		8,095,304
	Industrial Conglomerates—7.2%
47,200	3M Co.	3,388,488
217,600	General Electric Co.	3,316,224
		6,704,712
	Internet and Catalog Retail—3.4%
7,165	Priceline.com, Inc.†, *	3,220,381

	Internet Software and Services—4.7%
3,700	Google, Inc., Class A*	1,903,206

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Internet Software and Services (Continued)
119,000	Tencent Holdings, Ltd., ADR†	$2,471,630
		4,374,836
	IT Services—9.4%
58,500	Cognizant Technology Solutions Corp., Class A*	3,667,950
59,050	Visa, Inc., Class A	5,061,766
		8,729,716
	Media—4.2%
105,200	Discovery Communications, Inc., Class A†, *	3,957,624

	Multiline Retail—3.8%
94,700	Dollar General Corp.*	3,575,872

	Pharmaceuticals—8.6%
43,100	Allergan, Inc.†	3,550,578
47,500	Shire Plc, ADR†	4,461,675
		8,012,253
	Software—1.3%
29,000	Rovi Corp.†, *	1,246,420

	Textiles, Apparel and Luxury Goods—3.3%
36,200	Nike, Inc., Class B	3,095,462

	Tobacco—3.5%
51,800	Philip Morris International, Inc.	3,231,284

	TOTAL COMMON STOCKS (Cost $90,297,670)	92,657,914

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—15.4%

$928,206	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2011	928,206

Shares
13,469,071	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	13,469,071

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,397,277)	14,397,277

	TOTAL INVESTMENTS AT MARKET VALUE—114.7% (Cost $104,694,947)	107,055,191
	Liabilities in Excess of Other Assets—(14.7)%	(13,688,716)
	NET ASSETS—100.0%	$93,366,475

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                              Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1).

††                         Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2011, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	28.2%
Consumer Discretionary	23.4%
Health Care	16.9%
Industrials	10.6%
Consumer Staples	8.6%
Energy	7.3%
Materials	2.5%
Financials	1.8%
Short-Term Investments	15.4%
Total	114.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Shares		Value (Note 1)

	COMMON STOCKS—97.0%

	Aerospace & Defense—1.5%
5,350	Goodrich Corp.	$645,638
56,290	Orbital Sciences Corp.*	720,512
104,700	Taser International, Inc.†, *	451,257
		1,817,407
	Air Freight and Logistics—1.5%
35,800	Hub Group, Inc., Class A*	1,012,066
65,400	UTi Worldwide, Inc.	852,816
		1,864,882
	Airlines—3.1%
9,900	Alaska Air Group, Inc.*	557,271
103,100	JetBlue Airways Corp.†, *	422,710
600	Spirit Airlines, Inc.*	7,500
145,900	United Continental Holdings Inc.†, *	2,827,542
		3,815,023
	Auto Components—1.2%
18,800	Autoliv, Inc.	911,800
21,000	Gentex Corp.†	505,050
		1,416,850
	Biotechnology—1.1%
30,600	BioMarin Pharmaceutical, Inc.†, *	975,222
94,900	Nanosphere, Inc.*	94,900
50,500	NPS Pharmaceuticals, Inc.*	328,755
		1,398,877
	Building Products—1.4%
45,100	Apogee Enterprises, Inc.†	387,409
40,900	Lennox International, Inc.	1,054,402
16,000	Trex Co., Inc.*	256,480
		1,698,291
	Capital Markets—1.1%
32,800	Raymond James Financial, Inc.	851,488
21,000	Waddell & Reed Financial, Inc., Class A	525,210
		1,376,698
	Chemicals—2.1%
22,600	Albemarle Corp.	913,040
29,700	Cabot Corp.	735,966
12,900	FMC Corp.	892,164
		2,541,170
	Commercial Banks—1.7%
344,400	CapitalSource, Inc.	2,114,616

	Commercial Services & Supplies—2.8%
34,100	Clean Harbors, Inc.*	1,749,330
31,400	Republic Services, Inc.	881,084
17,820	Ritchie Bros. Auctioneers, Inc.†	359,786

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Services & Supplies (Continued)
21,900	Tetra Tech, Inc.*	$410,406
		3,400,606
	Communications Equipment—1.9%
18,100	ADTRAN, Inc.†	478,926
27,990	Anaren, Inc.†, *	536,009
93,414	Arris Group, Inc.*	962,164
30,600	JDS Uniphase Corp.*	305,082
1,400	Riverbed Technology, Inc.*	27,944
		2,310,125
	Computers and Peripherals—2.2%
64,742	Avid Technology, Inc.†, *	501,103
25,350	Diebold, Inc.	697,378
19,700	Synaptics, Inc.†, *	470,830
39,300	Western Digital Corp.*	1,010,796
		2,680,107
	Construction and Engineering—2.3%
39,520	Chicago Bridge & Iron Co., NV	1,131,458
28,800	Foster Wheeler AG*	512,352
64,100	Quanta Services, Inc.*	1,204,439
		2,848,249
	Construction Materials—0.5%
37,400	Eagle Materials, Inc.†	622,710

	Containers and Packaging—3.2%
107,100	Crown Holdings, Inc.*	3,278,331
27,100	Packaging Corp. of America	631,430
		3,909,761
	Distributors—0.3%
16,000	LKQ Corp.*	386,560

	Diversified Consumer Services—0.2%
8,700	Sotheby’s†	239,859

	Diversified Financial Services—0.4%
14,000	Moody’s Corp.†	426,300

	Diversified Telecommunication Services—1.7%
92,700	Cogent Communications Group, Inc.†, *	1,246,815
137,600	Premiere Global Services, Inc.†, *	883,392
		2,130,207
	Electrical Equipment—2.2%
59,500	Belden, Inc.	1,534,505
10,900	Encore Wire Corp.†	224,322
12,900	Hubbell, Inc., Class B	639,066

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electrical Equipment (Continued)
6,800	Thomas & Betts Corp.*	$271,388
		2,669,281
	Electronic Equipment, Instruments & Components—5.4%
74,000	Brightpoint, Inc.*	681,540
38,600	DTS, Inc.†, *	958,438
158,500	Flextronics International, Ltd.*	892,355
43,900	Jabil Circuit, Inc.	780,981
10,300	OSI Systems, Inc.*	345,256
74,200	Rogers Corp.†, *	2,903,446
		6,562,016
	Energy Equipment and Services—3.0%
10,100	Core Laboratories NV†	907,283
24,000	Dril-Quip, Inc.*	1,293,840
66,000	McDermott International, Inc.*	710,160
24,260	Noble Corp.*	712,031
		3,623,314
	Food Products—0.4%
24,700	Smithfield Foods, Inc.†, *	481,650

	Health Care Equipment and Supplies—8.3%
12,900	CONMED Corp.†, *	296,829
53,100	Cooper Cos., Inc. (The)	4,202,864
168,100	Dexcom, Inc.†, *	2,017,200
132,200	Insulet Corp.†, *	2,017,372
13,700	MAKO Surgical Corp.†, *	468,814
107,460	Syneron Medical, Ltd.*	1,064,929
		10,068,008
	Health Care Providers and Services—2.3%
24,300	Catalyst Health Solutions, Inc.*	1,401,867
16,900	Mednax, Inc.*	1,058,616
23,100	VCA Antech, Inc.†, *	369,138
		2,829,621
	Hotels, Restaurants & Leisure—0.3%
22,100	WMS Industries, Inc.†, *	388,739

	Household Durables—0.7%
23,600	Harman International Industries, Inc.	674,488
15,400	Zagg, Inc.†, *	152,768
		827,256
	Industrial Conglomerates—0.3%
12,500	Carlisle Cos., Inc.	398,500

	Insurance—2.7%
12,700	Everest Re Group, Ltd.	1,008,126
46,500	W. R. Berkley Corp.†	1,380,585

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
26,400	Willis Group Holdings Plc†	$907,368
		3,296,079
	Internet Software and Services—2.7%
17,300	comScore, Inc.†, *	291,851
16,200	Constant Contact, Inc.†, *	280,098
23,100	DealerTrack Holdings, Inc.*	361,977
29,200	Digital River, Inc.†, *	605,316
59,000	Monster Worldwide, Inc.†, *	423,620
85,700	QuinStreet, Inc.†, *	886,995
14,700	VeriSign, Inc.†	420,567
		3,270,424
	IT Services—2.0%
64,100	Amdocs, Ltd.*	1,738,392
10,500	Global Payments, Inc.	424,095
7,400	Verifone Systems, Inc.*	259,148
		2,421,635
	Life Sciences Tools and Services—1.6%
47,600	Caliper Life Sciences, Inc.†, *	498,372
19,200	Illumina, Inc.†, *	785,664
46,300	QIAGEN NV†, *	640,329
		1,924,365
	Machinery—3.9%
21,700	Kaydon Corp.†	622,356
87,600	Meritor, Inc.†, *	618,456
25,500	Navistar International Corp.†, *	819,060
19,300	Pall Corp.	818,320
8,100	Pentair, Inc.†	259,281
211,600	Wabash National Corp.†, *	1,009,332
16,400	WABCO Holdings, Inc.*	620,904
		4,767,709
	Marine—0.4%
9,900	Kirby Corp.†, *	521,136

	Media—0.6%
113,300	Lions Gate Entertainment Corp.†, *	781,770

	Metals and Mining—0.8%
15,100	Allegheny Technologies, Inc.†	558,549
17,500	RTI International Metals, Inc.†, *	408,100
		966,649
	Multiline Retail—1.5%
24,160	Dollar Tree, Inc.*	1,814,658

	Oil, Gas and Consumable Fuels—6.7%
161,800	Abraxas Petroleum Corp.†, *	427,152
14,577	Alpha Natural Resources, Inc.*	257,867
19,400	Cabot Oil & Gas Corp.	1,201,054
23,900	Carrizo Oil & Gas, Inc.†, *	515,045

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
24,700	CONSOL Energy, Inc.	$838,071
18,800	Continental Resources, Inc.†, *	909,356
30,900	Denbury Resources, Inc.*	355,350
26,900	InterOil Corp.†, *	1,310,568
80,400	Rex Energy Corp.†, *	1,017,060
42,600	World Fuel Services Corp.†	1,390,890
		8,222,413
	Pharmaceuticals—0.8%
9,400	Perrigo Co.	912,834

	Real Estate Investment Trusts (REITs)—1.0%
29,800	Annaly Capital Management, Inc., REIT	495,574
246,800	Chimera Investment Corp., REIT†	683,636
		1,179,210
	Road and Rail—1.3%
14,200	Kansas City Southern*	709,432
21,800	Landstar System, Inc.	862,408
		1,571,840
	Semiconductors and Semiconductor Equipment—10.8%
30,900	Altera Corp.	974,277
16,400	Cabot Microelectronics Corp.†, *	563,996
33,700	Cymer, Inc.*	1,252,966
67,500	Fairchild Semiconductor International, Inc.*	729,000
117,220	Integrated Device Technology, Inc.*	603,683
45,700	International Rectifier Corp.*	850,934
49,800	Maxim Integrated Products, Inc.	1,161,834
84,700	MEMC Electronic Materials, Inc.†, *	443,828
41,100	Microsemi Corp.*	656,778
98,500	Monolithic Power Systems, Inc.†, *	1,002,730
30,400	ON Semiconductor Corp.*	217,968
82,100	PMC-Sierra, Inc.†, *	490,958
4,700	Power Integrations, Inc.†	143,867
187,000	RF Micro Devices, Inc.†, *	1,185,580
16,200	Silicon Laboratories, Inc.†, *	542,862
63,270	Skyworks Solutions, Inc.*	1,135,064
77,100	TriQuint Semiconductor, Inc.*	387,042
44,700	Ultratech, Inc.*	766,605
		13,109,972
	Software—2.1%
7,900	Advent Software, Inc.†, *	164,715
29,034	Rovi Corp.*	1,247,881

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Software (Continued)
118,900	TiVo, Inc.†, *	$1,110,526
		2,523,122
	Specialty Retail—1.3%
136,840	Chico’s FAS, Inc.	1,564,081

	Textiles, Apparel and Luxury Goods—0.5%
25,300	Hanesbrands, Inc.*	632,753

	Trading Companies and Distributors—0.9%
20,700	Watsco, Inc.†	1,057,770

	Wireless Telecommunication Services—2.3%
86,100	MetroPCS Communications, Inc.*	749,931
38,500	NII Holdings, Inc.*	1,037,575
29,700	SBA Communications Corp.*	1,024,056
		2,811,562

	TOTAL COMMON STOCKS (Cost $105,555,714)	118,196,665

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—28.8%

$3,763,490	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/03/2011	3,763,490

Shares
31,350,577	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	31,350,577

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,114,067)	35,114,067

	TOTAL INVESTMENTS AT MARKET VALUE—125.8% (Cost $140,669,781)	153,310,732
	Liabilities in Excess of Other Assets—(25.8)%	(31,432,872)
	NET ASSETS—100.0%	$121,877,860

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                              Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1).

††                         Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2011, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.1%
Industrials	21.6%
Health Care	14.1%
Energy	9.7%
Financials	6.9%
Consumer Discretionary	6.6%
Materials	6.6%
Telecommunication Services	4.0%
Consumer Staples	0.4%
Short-Term Investments	28.8%
Total	125.8%

The accompanying notes are an integral part of these Schedules of Investments.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Shares		Value (Note 1)

	COMMON STOCKS—98.5%

	Aerospace & Defense—5.0%
24,440	General Dynamics Corp.	$1,390,391
10,130	Precision Castparts Corp.†	1,574,810
		2,965,201
	Automobiles—0.9%
27,990	General Motors Co.†, *	564,838

	Beverages—1.9%
16,690	Coca-Cola Co. (The)	1,127,576

	Biotechnology—2.1%
23,090	Amgen, Inc.	1,268,796

	Capital Markets—3.8%
3,930	Goldman Sachs Group, Inc. (The)	371,582
55,210	Morgan Stanley	745,335
35,590	State Street Corp.	1,144,574
		2,261,491
	Chemicals—5.0%
39,300	EI Du Pont de Nemours & Co.	1,570,821
14,740	Praxair, Inc.	1,377,895
		2,948,716
	Commercial Banks—5.2%
17,770	CIT Group, Inc.†, *	539,675
63,300	U.S. Bancorp†	1,490,082
43,110	Wells Fargo & Co.	1,039,813
		3,069,570
	Diversified Financial Services—4.2%
91,240	Bank of America Corp.	558,389
63,430	JPMorgan Chase & Co.	1,910,511
		2,468,900
	Energy Equipment and Services—1.9%
18,490	Schlumberger, Ltd.	1,104,408

	Food and Staples Retailing—1.2%
13,180	Wal-Mart Stores, Inc.	684,042

	Health Care Equipment and Supplies—3.0%
19,710	Baxter International, Inc.	1,106,520
9,520	Becton, Dickinson & Co.	698,006
		1,804,526
	Health Care Providers and Services—3.6%
14,740	Laboratory Corp. of America Holdings*	1,165,197

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Health Care Providers and Services (Continued)
13,450	McKesson Corp.†	$977,815
		2,143,012
	Hotels, Restaurants & Leisure—2.8%
18,630	McDonald’s Corp.	1,636,087

	Household Products—1.6%
13,370	Kimberly-Clark Corp.†	949,404

	Industrial Conglomerates—6.9%
11,290	3M Co.	810,509
28,150	Danaher Corp.†	1,180,611
46,670	General Electric Co.	711,251
34,280	Tyco International, Ltd.	1,396,910
		4,099,281
	Insurance—6.4%
40,400	AON Corp.	1,695,992
17,370	Chubb Corp.†	1,042,026
22,190	Travelers Cos., Inc. (The)	1,081,319
		3,819,337
	Internet Software and Services—1.3%
25,890	eBay, Inc.*	763,496

	IT Services—5.4%
13,040	International Business Machines Corp.	2,282,391
3,000	MasterCard, Inc., Class A†	951,480
		3,233,871
	Life Sciences Tools and Services—2.4%
18,530	Agilent Technologies, Inc.*	579,063
17,210	Thermo Fisher Scientific, Inc.*	871,514
		1,450,577
	Machinery—1.7%
35,980	Ingersoll-Rand Plc†	1,010,678

	Multiline Retail—1.3%
16,210	Kohl’s Corp.†	795,911

	Oil, Gas and Consumable Fuels—10.1%
23,000	BP Plc, SP ADR†	829,610
21,180	Chevron Corp.	1,959,574
20,590	CONSOL Energy, Inc.	698,619
19,660	Devon Energy Corp.	1,089,950
19,740	Occidental Petroleum Corp.	1,411,410
		5,989,163
	Paper and Forest Products—4.2%
108,170	International Paper Co.†	2,514,952

	Pharmaceuticals—7.7%
22,380	Abbott Laboratories	1,144,513

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Pharmaceuticals (Continued)
83,200	Pfizer, Inc.			$1,470,976
11,850	Shire Plc, ADR†			1,113,071
23,500	Teva Pharmaceutical Industries, Ltd., SP ADR			874,670
				4,603,230
	Road and Rail—2.2%
69,560	CSX Corp.			1,298,685

	Software—4.1%
40,930	Microsoft Corp.			1,018,748
49,650	Oracle Corp.			1,426,941
				2,445,689
	Specialty Retail—2.6%
4,810	AutoZone, Inc.*			1,535,304

	TOTAL COMMON STOCKS (Cost $57,802,769)			58,556,741

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—21.5%

$893,536	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	10/03/2011	893,536

Shares
11,868,825	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			11,868,825

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,762,361)			12,762,361

	TOTAL INVESTMENTS AT MARKET VALUE—120.0% (Cost $70,565,130)			71,319,102
	Liabilities in Excess of Other Assets—(20.0)%			(11,900,833)
	NET ASSETS—100.0%			$59,418,269

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†         Denotes all or a portion of security on loan (Note 1).

*         Non-income producing security

††       Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2011, industry sector diversification of the M Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	19.6%
Health Care	18.8%
Industrials	15.8%
Energy	12.0%
Information Technology	10.8%
Materials	9.2%
Consumer Discretionary	7.6%
Consumer Staples	4.7%
Short-Term Investments	21.5%
Total	120.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of September 30, 2011, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level (Level 1) input that is significant to the fair value measurement in its entirety.

As of September 30, 2011, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of September 30, 2011 in valuing the M International Equity Fund investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
FOREIGN Common Stocks
Austria	$—	$2,262,201	$—	$2,262,201
Belgium	—	4,437,415	—	4,437,415
Brazil	13,555,142	—	—	13,555,142
China	—	6,124,334	—	6,124,334
Denmark	—	8,364,667	—	8,364,667
France	—	26,577,605	—	26,577,605
Germany	—	14,358,972	—	14,358,972
Hong Kong	—	7,839,001	—	7,839,001
Ireland	—	2,135,012	—	2,135,012
Japan	—	16,306,841	—	16,306,841
Malaysia	—	5,621,810	—	5,621,810
Norway	—	2,720,858	—	2,720,858
Singapore	—	5,331,238	—	5,331,238
Spain	—	4,657,099	—	4,657,099
Sweden	—	13,557,121	—	13,557,121
Switzerland	—	30,890,105	—	30,890,105
Taiwan	2,281,428	—	—	2,281,428
United Kingdom	—	40,525,158	—	40,525,158
Total FOREIGN Common Stocks	15,836,570	191,709,437	—	207,546,007
Short-Term Investments
Short-Term Investments	—	9,040,654	—	9,040,654
Investments in Security Lending Collateral	—	9,882,645	—	9,882,645
Total Short-Term Investments	—	18,923,299	—	18,923,299
Total	$15,836,570	$210,632,736	$—	$226,469,306

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2

M International Equity Fund	$—	$9,715,598	$9,715,598	$—

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the period, December 31, 2010.

Financial assets were transferred from Level 1 to Level 2 due to a change in the price source.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of September 30, 2011, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$9,409,237	$9,882,645
M Large Cap Growth Fund	13,175,808	13,469,071
M Capital Appreciation Fund	30,464,351	31,350,577
M Business Opportunity Value Fund	11,597,196	11,868,825

2.              Tax Information

As of September 30, 2011, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$273,914,825	$2,786,615	$(50,232,134)	$(47,445,519)
M Large Cap Growth Fund	104,908,607	8,859,480	(6,712,896)	2,146,584
M Capital Appreciation Fund	142,419,391	24,364,310	(13,472,969)	10,891,341
M Business Opportunity Value Fund	72,078,320	5,499,407	(6,258,625)	(759,218)

The Funds did not have any unrecognized tax benefits as of September 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2008 through December 2010. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/8/11

		By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/8/11